1. Operations (Details 1) - Joint Venture	12 Months Ended
Dec. 31, 2017
Disclosure of joint ventures [line items]
Joint venture name	Voltalia São Miguel do Gostoso I Participações S.A.
Headquarters	São Paulo/SP
Main activity	Interests in companies
Interest	49.00%
Investor	Copel
Joint venture name	Paraná Gás Exploração e Produção S.A.	[1]
Headquarters	Curitiba/PR
Main activity	Exploration of natural gas
Interest	30.00%
Investor	Copel
Joint venture name	Costa Oeste Transmissora de Energia S.A.
Headquarters	Curitiba/PR
Main activity	Transmission of electricity
Interest	51.00%
Investor	Copel GeT
Joint venture name	Marumbi Transmissora de Energia S.A.
Headquarters	Curitiba/PR
Main activity	Transmission of electricity
Interest	80.00%
Investor	Copel GeT
Joint venture name	Transmissora Sul Brasileira de Energia S.A.
Headquarters	Florianópolis/SC
Main activity	Transmission of electricity
Interest	20.00%
Investor	Copel GeT
Joint venture name	Caiuá Transmissora de Energia S.A.
Headquarters	Rio de Janeiro/RJ
Main activity	Transmission of electricity
Interest	49.00%
Investor	Copel GeT
Joint venture name	Integração Maranhense Transmissora de Energia S.A.
Headquarters	Rio de Janeiro/RJ
Main activity	Transmission of electricity
Interest	49.00%
Investor	Copel GeT
Joint venture name	Matrinchã Transmissora de Energia (TP NORTE) S.A.
Headquarters	Rio de Janeiro/RJ
Main activity	Transmission of electricity
Interest	49.00%
Investor	Copel GeT
Joint venture name	Guaraciaba Transmissora de Energia (TP SUL) S.A.
Headquarters	Rio de Janeiro/RJ
Main activity	Transmission of electricity
Interest	49.00%
Investor	Copel GeT
Joint venture name	Paranaíba Transmissora de Energia S.A.
Headquarters	Rio de Janeiro/RJ
Main activity	Transmission of electricity
Interest	24.50%
Investor	Copel GeT
Joint venture name	Mata de Santa Genebra Transmissão S.A.	[2]
Headquarters	Rio de Janeiro/RJ
Main activity	Transmission of electricity
Interest	50.10%
Investor	Copel GeT
Joint venture name	Cantareira Transmissora de Energia S.A.
Headquarters	Rio de Janeiro/RJ
Main activity	Transmission of electricity
Interest	49.00%
Investor	Copel GeT

[1]	Project activities came to a halt in connection with a Public Class Action. Consortium members have requested the National Oil Agency (ANP) a release from contractual obligations without encumbrances to bidders, and eventual return of sign-up bonus, reimbursement of costs incurred and release from guarantees given.
[2]	Pre-operating stage.